Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000216486 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class A
Trading Symbol	VCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	12.34%	7.06%	5.74%
Class A Shares - Excluding sales charges		18.88%	8.28%	6.37%
MSCI World Index (Net)[1]		12.16%	13.95%	9.34%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	5.95%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	6.21%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 16, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 904,748,850
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,143,017
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216482 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund(formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class C
Trading Symbol	VCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$227	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.08%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	16.89%	7.41%	5.88%
Class C Shares - Excluding sales charges		17.89%	7.41%	5.88%
MSCI World Index (Net)[1]		12.16%	13.95%	11.29%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	5.84%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	6.13%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 904,748,850
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,143,017
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216483 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class I
Trading Symbol	VCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$106	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	19.20%	8.60%	6.68%
MSCI World Index (Net)[1]		12.16%	13.95%	9.34%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	5.95%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	6.21%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 904,748,850
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,143,017
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216484 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund(formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Class R6
Trading Symbol	VCRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/24/2020	19.25%	8.66%	4.60%
MSCI World Index (Net)[1]		12.16%	13.95%	10.11%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	3.61%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	3.62%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 904,748,850
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,143,017
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216485 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund)
Class Name	Investor Class
Trading Symbol	VCRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.33%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	12.84%	6.97%	3.02%
Investor Class Shares - Excluding sales charges		18.78%	8.19%	4.15%
MSCI World Index (Net)[1]		12.16%	13.95%	10.11%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	3.61%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	3.62%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 904,748,850
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 7,143,017
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216492 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class A
Trading Symbol	CLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$125	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	5.56%	6.85%	3.91%
Class A Shares - Excluding sales charges		11.70%	8.06%	4.52%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 20, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 235,648,594
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,371,669
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216487 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund(formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class C
Trading Symbol	CRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$203	1.93%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.93%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	9.78%	7.25%	3.74%
Class C Shares - Excluding sales charges		10.78%	7.25%	3.74%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 17, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 235,648,594
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,371,669
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216489 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class I
Trading Symbol	CRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$88	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	12.04%	8.44%	4.89%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 235,648,594
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,371,669
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216491 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund(formerly known as MainStay CBRE Real Estate Fund)
Class Name	Class R6
Trading Symbol	VREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$78	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%	[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	12.14%	8.54%	4.98%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 235,648,594
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,371,669
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000216488 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund)
Class Name	Investor Class
Trading Symbol	CRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$129	1.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%	[7]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	6.02%	6.77%	0.58%
Investor Class Shares - Excluding sales charges		11.60%	7.99%	1.69%
Russell 3000®Index[1]		11.40%	15.12%	11.34%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	1.89%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	1.53%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	2.56%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	1.39%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 235,648,594
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,371,669
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219988 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$83	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%	[8],[9]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	3.99%	3.29%
Class A Shares - Excluding sales charges		7.21%	3.94%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 49,060,901
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 77,656
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219986 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MNEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$160	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.55%	[10],[11]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	5.32%	3.15%
Class C Shares - Excluding sales charges		6.32%	3.15%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 49,060,901
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 77,656
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219987 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MNELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$57	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%	[12],[13]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	7.39%	4.19%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 49,060,901
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 77,656
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219985 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund(formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MNERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$119	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%	[14],[15]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	6.89%	3.57%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 49,060,901
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 77,656
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221684 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MNEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$109	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%	[16],[17]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	6.87%	2.82%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(1.09)%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Conservative Allocation Composite Index[4]		9.82%	3.91%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	5.83%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 49,060,901
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 77,656
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219998 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MWFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$73	0.70%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%	[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.38%	9.30%
Class A Shares - Excluding sales charges		7.61%	9.99%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 104,384,781
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 198,356
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219999 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$151	1.46%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%	[19]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	5.77%	9.16%
Class C Shares - Excluding sales charges		6.77%	9.16%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 104,384,781
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 198,356
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220000 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.46%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%	[20]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	7.91%	10.26%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 104,384,781
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 198,356
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000219997 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MWFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$109	1.05%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%	[21]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	7.30%	9.62%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 104,384,781
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 198,356
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MWFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$100	0.96%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%	[22]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.36%	7.67%
Russell 3000®Index[1]		11.40%	11.41%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Equity Allocation Composite Index[4]		12.39%	11.36%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	8.40%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 104,384,781
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 198,356
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220005 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund(formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	0.63%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%	[23]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.84%	5.66%
Class A Shares - Excluding sales charges		8.08%	6.33%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 158,583,850
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,154
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220001 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MDAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$147	1.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.42%	[24]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	6.28%	5.50%
Class C Shares - Excluding sales charges		7.28%	5.50%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 158,583,850
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,154
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220002 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%	[25]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	8.41%	6.63%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 158,583,850
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,154
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220003 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$102	0.98%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%	[26]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	7.74%	5.99%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 158,583,850
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,154
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221687 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$96	0.92%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.79%	4.78%
Russell 3000®Index[1]		11.40%	11.41%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(1.09)%
Moderate Allocation Composite Index[5]		10.70%	6.41%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	5.83%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 158,583,850
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 303,154
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220007 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class A
Trading Symbol	MOEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$70	0.67%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%	[28]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.76%	7.92%
Class A Shares - Excluding sales charges		8.00%	8.60%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 134,754,557
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 252,348
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220008 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class C
Trading Symbol	MOECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$148	1.43%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.43%	[29]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	6.22%	7.79%
Class C Shares - Excluding sales charges		7.22%	7.79%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 134,754,557
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 252,348
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220010 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class I
Trading Symbol	MOEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$44	0.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%	[30]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	8.25%	8.88%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 134,754,557
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 252,348
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000220011 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	Class R3
Trading Symbol	MOERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$106	1.02%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%	[31]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	7.65%	8.22%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 134,754,557
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 252,348
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221688 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MOEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$97	0.93%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%	[32]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.72%	6.73%
Russell 3000®Index[1]		11.40%	11.41%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(1.09)%
Growth Allocation Composite Index[5]		11.55%	8.89%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	7.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 134,754,557
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 252,348
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[19]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[20]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[21]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[22]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[23]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[24]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[25]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[26]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[27]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[28]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[29]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[30]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[31]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[32]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.